                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2007
                                               --------------

Check here if Amendment   [ ];  Amendment Number:
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        FBOP CORPORATION
Address:     11 WEST MADISON STREET
             OAK PARK, ILLINOIS 60302



Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MICHAEL F. DUNNING
Title:       EXECUTIVE VICE PRESIDENT, CHIEF FINANCIAL OFFICER
Phone:       708-445-3173

Signature, Place, and Date of Signing: (MICHAEL F. DUNNING), OAK PARK, IL, MAY 23, 2007




Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE



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                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:           2

Form 13F Information Table Entry Total:      27

Form 13F Information Table Value Total:      $ 155,693   (in thousands)




List of Other Included Managers:

   (1) COTTONWOOD HOLDINGS, INC.

   (2) RIVER CAPITAL ADVISORS, INC.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.



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                           FORM 13F INFORMATION TABLE


                               TITLE OF                VALUE      SHARES/    SH /   PUT /  INVSTMT   OTHER    ---VOTING AUTHORITY---
        NAME OF ISSUER           CLASS      CUSIP     (X$1000)    PRN AMT     PRN   CALL   DSCRETN  MANAGERS  SOLE    SHARED   NONE
----------------------------  ----------  ---------   --------   ---------   -----  -----  -------  --------  ----    ------   -----
Bank Marin Corte Madera CA        COM      063431100     4488      125719      SH           DEFINED      1    125719
Bankfinancial Corp                COM      06643P104    17507     1076000      SH           DEFINED      1   1076000
Banner Corp                       COM      06652V109    18385      440572      SH           DEFINED      1    440572
Banner Corp                       COM      06652V109     6319      151421      SH            SOLE             151421
Cascade Financial Corp            COM      147272108     2882      165527      SH            SOLE             165527
Cascade Financial Corp            COM      147272108     7452      428018      SH           DEFINED      1    428018
CFS Bancorp Inc                   COM      12525D102     8385      561250      SH            SOLE             561250
Desert Community Bank             COM      25037Y109      948       49452      SH           DEFINED      1     49452
Doral Financial                   COM      25811P100     8200     5000000      SH           DEFINED      1   5000000
EPIC Bancorp                      COM      294250105     2414      156056      SH           DEFINED      1    156056
First Republic Bank               COM      336158100    10497      195473      SH            SOLE             195473
MB Financial Inc                  COM      55264U108     2069       57209      SH            SOLE              57209
Midwest Banc Holdings Inc         COM      598251106      594       33451      SH            SOLE              33451
Midwest Banc Holdings Inc         COM      598251106     2066      116329      SH           DEFINED      1    116329
North Bay Bancorp                 COM      657477105      744       23065      SH           DEFINED      1     23065
Old Second Bancorp Inc ILL        COM      680277100      892       32532      SH            SOLE              32532
PFF Bancorp Inc                   COM      69331W104    35486     1170000      SH           DEFINED      1   1170000
Provident Bankshares Corp         COM      743859100      269        8143      SH            SOLE               8143
Provident Financial Hldgs Inc     COM      743868101     9078      330000      SH           DEFINED      1    330000
R & G Financial Corp              COM      749136107     4088      817550      SH           DEFINED      1    817550
Rainier Pacific Financial         COM      75087U101     6156      309978      SH           DEFINED      1    309978
Riverview Bancorp Inc             COM      769397100      148        9435      SH           DEFINED      1      9435
Southwest Bancorp Inc OKLA        COM      844767103      387       15000      SH            SOLE              15000
Sprint Nextel Corp                COM      852061100     1896      100000      SH           DEFINED      2    100000
Terra Inds Inc                    COM      880915103     2800      160000      SH           DEFINED      2    160000
Thornburg Mortgage Inc            COM      885218107      754       29000      SH            SOLE              29000
Tyco Intl Ltd                     COM      902124106      789       25000      SH           DEFINED      2    686750

                                                       155693